Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001361113
Registrant Name	VARONIS SYSTEMS INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES